SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Other Liabilities Disclosure [Abstract]
Balance at beginning of year	$ 13,743	$ 104,410
Additions		13,743	104,410
Recognized as revenue during the year	(13,743)	(104,410)
Balance at end of year		$ 13,743	$ 104,410